Forward Purchase Agreement and Non Redemption Agreement (Details) - USD ($)								3 Months Ended	9 Months Ended
	Aug. 30, 2024	Jun. 11, 2024	Mar. 22, 2024	Mar. 13, 2024	Feb. 02, 2024	Jan. 17, 2024	Dec. 13, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 28, 2024	Dec. 31, 2023
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Common stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001				$ 0.0001
Derivative liability (in Dollars)								$ 19,266,715	$ 19,266,715
Cash payment					7,352
Trust account (in Dollars)					$ 80,241
Additional shares		9,543,002	8,038,537			5,838,537			500,000
Proceeds from liability (in Dollars)		$ 98,282
Liability (in Dollars)		3,500,369						$ 21,405	$ 21,405
Net liability (in Dollars)		$ 3,402,100
Trading days									10 days
Percentage of prepayment shortfall									120.00%
Percentage of Total Potential Prepayment Shortfall									120.00%
Price per share (in Dollars per share)								$ 2	$ 2
Percentage of meteora shares									10.00%
Shares issued									12,393,002
Legal fees (in Dollars)									$ 65,000
Expense (in Dollars)									$ 700,000
Shares issued								2,850,000	2,850,000
Total cash payment (in Dollars)									$ 13,937,997
Gross proceeds (in Dollars)	$ 4,000,000			$ 3,850,000
Exercise price (in Dollars per share)								$ 0.0001	$ 0.0001
Price per unit (in Dollars per share)													$ 18
VWAP amount (in Dollars per share)												$ 0.4347
Warrants reset per share (in Dollars per share)									$ 0.3478
Number of warrants exercised								5,830,046	5,830,046
Share of common stock								117,340,914	117,340,914				69,800,000
Private Placement and Pre Funded [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Number of unit issued									5,133,332
Prefunded Warrant [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Common stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001
Price per share (in Dollars per share)								0.0001	$ 0.0001
Number of unit issued									12,217,468
Exercise price (in Dollars per share)								0.0001	$ 0.0001
Number of unit issued price per share (in Dollars per share)								$ 0.3274	$ 0.3274
Share of common stock								1	1
Series A Warrants [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Exercise price (in Dollars per share)								$ 0.75	$ 0.75
Warrants, term								5 years 6 months	5 years 6 months
Share of warrants								10,266,664	10,266,664
Warrant reset shares									22,141,701
Number of warrants exercised								466,000	466,000
Series B Warrants [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Exercise price (in Dollars per share)								$ 0.0001	$ 0.0001
Warrants, term								5 years 6 months	5 years 6 months
Price per unit (in Dollars per share)								$ 0.15	$ 0.15
Share of warrants								25,666,660	25,666,660
Warrant reset shares									5,749,598
Number of warrants exercised								5,364,046	5,364,046
Series C Warrants [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Exercise price (in Dollars per share)								$ 0.3274	$ 0.3274
Warrants, term								5 years 6 months	5 years 6 months
Share of warrants								123,076,923	123,076,923
Series D Warrants [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Exercise price (in Dollars per share)								$ 0.0001	$ 0.0001
Warrants, term								5 years 6 months	5 years 6 months
Price per unit (in Dollars per share)								$ 0.065	$ 0.065
Share of warrants								49,320,990	49,320,990
Forward Purchase Agreement [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Purchase price percentage							9.90%		9.90%
Shares outstanding, percentage							9.90%	9.90%	9.90%
Prepayment shortfall for purchase agreement							0.50%	0.50%	0.50%
Proceeds from sale equal to prepayment shortfall percentage							100.00%	100.00%	100.00%
Payment of cash (in Dollars)							$ 200,000		$ 200,000
Derivative liability (in Dollars)													$ 35,576,596
Reimbursement amount (in Dollars)					$ 2,193,800
Reimbursement consideration shares					200,000
Proceeds from liability (in Dollars)									98,282
Liability (in Dollars)								$ 3,500,369	3,500,369
Net liability (in Dollars)											$ 3,402,100
Expense (in Dollars)									$ 1,026,000
Non-Redemption Agreement [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Derivative liability (in Dollars)													$ 11,152,000
Issued and outstanding shares percentage							9.99%		9.99%
Redemption price (in Dollars per share)							$ 4
Common Stock [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Common stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001
Shares consideration								2,850,000
Meteora shares								466,000
NUBI Shares [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Redemption price (in Dollars per share)					$ 4
NUBI Shares [Member] | Forward Purchase Agreement [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Ownership limitation percentage							9.90%	9.90%	9.90%
Class A Ordinary Shares [Member] | Forward Purchase Agreement [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Common stock, par value (in Dollars per share)							$ 0.0001	$ 0.0001	$ 0.0001
Common Stock [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Redemption price (in Dollars per share)								$ 18	$ 18
Meteora shares									7,000,000
Common Stock [Member] | Series A Warrants [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Share of warrants								466,000	466,000
Common Stock [Member] | Series B Warrants [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Share of warrants								5,364,046	5,364,046
Shortfall Sales [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Percentage of shortfall sales (in Dollars per share)									$ 120
Shares consideration									2,850,000
Private Placement [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Common stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001
Price per share (in Dollars per share)								0.75	$ 0.75
Gross proceeds (in Dollars)									$ 4,000,000
Number of unit issued									12,217,468
Number of unit issued price per share (in Dollars per share)								$ 0.3274	$ 0.3274
Share of common stock								1	1